United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 08/31/2018

Item 1.	Schedule of Investments

Federated Bond Fund
Portfolio of Investments
August 31, 2018 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—73.3%
		Basic Industry - Chemicals—0.5%
$1,320,000		Albemarle Corp., 4.150%, 12/01/2024	$1,339,185
1,340,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	1,417,192
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 06/01/2045	1,465,902
1,200,000		Sherwin-Williams Co., Sr. Unsecd. Note, 4.400%, 02/01/2045	1,143,764
		TOTAL	5,366,043
		Basic Industry - Metals & Mining—2.4%
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	1,001,530
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	836,728
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	2,392,696
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	3,030,483
3,100,000		Gerdau S.A., Company Guarantee, Series 144A, 5.750%, 01/30/2021	3,206,950
1,820,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	1,828,422
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	5,456,092
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/08/2022	1,297,057
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 04/16/2040	1,280,297
1,360,000		Worthington Industries, Inc., Sr Unsecured Note, 4.300%, 08/01/2032	1,273,213
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	3,145,621
3,270,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	3,413,749
		TOTAL	28,162,838
		Basic Industry - Paper—0.7%
3,200,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 08/15/2047	2,955,784
2,850,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
2,270,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 03/15/2023	2,218,907
2,250,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 03/15/2032	2,873,876
		TOTAL	8,048,567
		Capital Goods - Aerospace & Defense—2.0%
2,500,000		Arconic, Inc., 5.870%, 02/23/2022	2,611,500
1,570,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	1,617,744
2,940,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.850%, 12/15/2025	2,919,433
2,005,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 06/15/2025	2,012,539
2,950,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	3,053,280
650,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 06/15/2022	668,688
930,000		Hexcel Corp., Sr. Unsecd. Note, 3.950%, 02/15/2027	914,567
1,930,000		Huntington Ingalls Industries, Sr. Unsecd. Note, 3.483%, 12/01/2027	1,837,746
1,820,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	1,754,029
1,460,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 01/15/2026	1,452,618
3,230,000	[4]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 4.049%, (3-month USLIBOR +1.735%), 02/15/2042	2,898,925
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 03/01/2025	752,493
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	702,578
		TOTAL	23,196,140
		Capital Goods - Building Materials—1.0%
4,160,000		Allegion US Holdings Co. Inc., Sr. Unsecd. Note, 3.550%, 10/01/2027	3,841,562
1,920,000		Masco Corp., Sr Unsecured Note, 4.500%, 05/15/2047	1,710,927
1,950,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	1,954,972
2,708,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 03/15/2022	2,911,236

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—continued
$1,000,000	Masco Corp., Unsecd. Note, 4.450%, 04/01/2025	$1,016,888
	TOTAL	11,435,585
	Capital Goods - Construction Machinery—0.5%
1,670,000	CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.200%, 01/15/2024	1,675,905
2,500,000	CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 04/05/2022	2,538,750
2,100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	2,020,717
	TOTAL	6,235,372
	Capital Goods - Diversified Manufacturing—1.4%
859,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 01/09/2023	847,662
816,000	General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	849,783
1,000,000	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 04/09/2019	1,026,804
2,600,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	2,480,077
2,300,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 03/01/2027	2,238,333
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	803,364
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	675,425
2,190,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 09/15/2028	2,191,962
4,045,000	Valmont Industries, Inc., 5.250%, 10/01/2054	3,624,835
1,870,000	Wabtec Corp., Sr Unsecured Note, 3.450%, 11/15/2026	1,741,527
	TOTAL	16,479,772
	Capital Goods - Packaging—0.6%
1,800,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 09/15/2024	1,773,590
1,035,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/01/2023	1,074,010
250,000	WestRock Co., 7.650%, 03/15/2020	250,184
960,000	WestRock Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	967,527
2,500,000	WestRock Co., Sr. Unsecd. Note, Series 144A, 4.000%, 03/15/2028	2,485,019
	TOTAL	6,550,330
	Communications - Cable & Satellite—2.0%
6,400,000	CCO Safari II LLC, 4.908%, 07/23/2025	6,535,080
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,320,934
900,000	Comcast Corp., 7.050%, 03/15/2033	1,148,447
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	1,397,946
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/01/2049	1,559,223
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.350%, 09/15/2026	1,794,162
1,230,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	1,272,301
1,250,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 04/01/2041	1,451,110
1,470,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	1,439,314
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	1,262,521
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	1,104,275
360,000	Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	369,232
2,915,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.000%, 09/01/2021	2,939,511
200,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 03/15/2023	232,798
	TOTAL	23,826,854
	Communications - Media & Entertainment—2.6%
2,000,000	21st Century Fox America, Inc., 6.750%, 01/09/2038	2,524,645
1,000,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	1,148,065
1,000,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 3.700%, 10/15/2025	996,291
3,995,000	British Sky Broadcasting Group PLC, 3.750%, Series 144A, 09/16/2024	4,000,566
2,350,000	CBS Corp., 4.900%, 08/15/2044	2,280,371
2,310,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 03/20/2028	2,201,834

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$4,380,000	Grupo Televisa S.A., 6.625%, 03/18/2025	$4,971,851
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	729,109
460,000	Interpublic Group of Companies, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2022	461,848
2,930,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	2,919,602
920,000	S&P Global, Inc., Sr. Note, 4.000%, 06/15/2025	930,549
1,500,000	S&P Global, Inc., Sr. Note, 4.400%, 02/15/2026	1,557,495
2,950,000	WPP Finance 2010, 3.750%, 09/19/2024	2,851,706
2,440,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	2,385,484
	TOTAL	29,959,416
	Communications - Telecom Wireless—1.0%
2,900,000	American Tower Corp., 3.450%, 09/15/2021	2,902,252
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	1,434,606
1,500,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 02/15/2026	1,514,745
490,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 09/01/2021	472,382
2,795,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 02/15/2028	2,673,692
2,315,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 02/16/2027	2,126,279
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 05/30/2025	1,134,184
	TOTAL	12,258,140
	Communications - Telecom Wirelines—3.0%
3,200,000	AT&T, Inc., Sr. Unsecd. Note, 2.450%, 06/30/2020	3,158,981
2,950,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 05/15/2025	2,806,933
2,550,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 03/01/2027	2,520,187
1,250,000	AT&T, Inc., Sr. Unsecd. Note, 4.450%, 04/01/2024	1,281,587
1,140,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 06/15/2044	1,041,836
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	970,535
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 03/01/2041	3,373,400
2,050,000	AT&T, Inc., Sr. Unsecd. Note, Series 144A, 5.300%, 08/15/2058	1,951,173
2,700,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 02/16/2021	2,828,289
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	2,147,771
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 08/15/2046	5,621,933
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 08/10/2033	1,978,680
4,880,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	5,238,388
	TOTAL	34,919,693
	Consumer Cyclical - Automotive—0.9%
3,000,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	2,490,215
880,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 09/20/2022	873,639
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 04/01/2025	936,523
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	1,644,313
1,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 07/06/2021	1,234,084
2,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.450%, 04/10/2022	2,213,376
1,580,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.600%, 03/19/2020	1,559,642
	TOTAL	10,951,792
	Consumer Cyclical - Leisure—0.2%
1,844,311	Football Trust V, Pass Thru Cert., 5.350%, 10/05/2020	1,913,678
	Consumer Cyclical - Lodging—0.8%
1,000,000	Choice Hotels International, Inc., 5.750%, 07/01/2022	1,057,500
2,900,000	Choice Hotels International, Inc., Company Guarantee, 5.700%, 08/28/2020	2,968,875
3,930,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	3,871,368

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Lodging—continued
$2,000,000	Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	$2,000,744
	TOTAL	9,898,487
	Consumer Cyclical - Retailers—2.0%
2,500,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	2,563,387
1,070,000	Advance Auto Parts, Inc., Company Guarantee, 4.500%, 01/15/2022	1,094,137
1,280,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/01/2025	1,283,492
620,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	580,920
2,115,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 06/01/2027	2,055,240
1,024,486	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,052,767
750,000	CVS Health Corp., Sr. Unsecd. Note, 2.800%, 07/20/2020	745,188
1,685,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,666,128
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 03/25/2038	2,390,042
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 03/25/2048	2,136,368
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 07/20/2045	1,008,989
1,200,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 05/15/2023	1,192,311
5,700,000	Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 09/14/2027	5,381,301
	TOTAL	23,150,270
	Consumer Cyclical - Services—1.1%
3,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/06/2027	2,821,710
1,460,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	1,445,958
2,395,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 04/01/2027	2,375,932
900,000	Expedia, Inc., 4.500%, 08/15/2024	913,318
1,090,000	Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	1,143,017
1,800,000	Expedia, Inc., Sr. Unsecd. Note, 5.000%, 02/15/2026	1,866,183
2,220,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	2,175,493
	TOTAL	12,741,611
	Consumer Non-Cyclical - Food/Beverage—4.6%
5,545,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/2026	5,429,591
2,120,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	2,162,579
3,000,000	Anheuser-Busch InBev Finance, Inc., Sr Unsecured Note, 3.300%, 02/01/2023	2,979,414
2,125,000	Anheuser-Busch InBev Worldwide, Sr. Unsecd. Note, 4.600%, 04/15/2048	2,095,507
980,000	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.750%, 07/15/2026	861,692
2,150,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	1,992,321
1,590,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	1,491,610
820,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 04/17/2048	803,661
1,624,000	Grupo Bimbo SAB de CV, 4.875%, Series 144A, 06/27/2044	1,572,790
1,600,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 01/25/2022	1,636,531
2,245,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	2,170,675
6,900,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	6,763,879
500,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.800%, 07/02/2020	496,006
710,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	648,512
2,735,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 07/15/2025	2,695,879
1,470,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	1,289,386
1,465,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 07/15/2045	1,429,064
1,530,000	Maple Escrow Subsidiary, Sr. Unsecd. Note, Series 144A, 4.417%, 05/25/2025	1,551,562
1,030,000	Maple Escrow Subsidiary, Sr. Unsecd. Note, Series 144A, 4.985%, 05/25/2038	1,050,352
4,585,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 08/15/2027	4,402,117
1,600,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.000%, 11/15/2020	1,596,406
910,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	931,897

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 07/15/2046	$544,362
2,220,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	2,126,564
1,260,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.650%, 10/03/2021	1,204,578
550,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	520,483
1,175,000	Tyson Foods, Inc., 3.950%, 08/15/2024	1,180,505
1,000,000	Tyson Foods, Inc., 5.150%, 08/15/2044	1,027,459
1,680,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	1,732,164
	TOTAL	54,387,546
	Consumer Non-Cyclical - Health Care—1.0%
3,280,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.050%, 09/22/2026	3,082,594
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 06/06/2027	2,254,410
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,434,261
3,345,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	3,295,239
575,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	564,526
1,500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 09/19/2026	1,401,411
	TOTAL	12,032,441
	Consumer Non-Cyclical - Pharmaceuticals—3.6%
4,590,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,558,809
2,240,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	2,443,523
4,100,000	AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 05/14/2020	4,063,584
805,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.000%, 03/12/2020	803,100
750,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.800%, 03/15/2025	743,881
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 06/12/2022	2,249,049
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 06/12/2027	2,195,189
1,500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.875%, 12/15/2023	1,501,572
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 4.250%, 12/15/2025	732,194
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 06/25/2048	492,792
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/08/2024	268,848
1,050,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/08/2019	1,041,988
2,760,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,850,508
2,100,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 08/15/2025	2,072,602
4,000,000	Celgene Corp., Sr. Unsecd. Note, 3.900%, 02/20/2028	3,899,754
3,585,000	Celgene Corp., Sr. Unsecd. Note, 5.000%, 08/15/2045	3,567,132
3,240,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.950%, 03/01/2027	3,041,232
2,360,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 09/23/2021	2,282,143
2,250,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	1,868,091
2,350,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.100%, 10/01/2046	1,732,895
	TOTAL	42,408,886
	Consumer Non-Cyclical - Products—0.3%
1,030,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 08/01/2027	968,011
2,220,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	2,136,007
1,030,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3.000%, 06/26/2027	965,187
	TOTAL	4,069,205
	Consumer Non-Cyclical - Supermarkets—0.2%
960,000	Kroger Co., Bond, 6.900%, 04/15/2038	1,155,830
1,000,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	933,661
	TOTAL	2,089,491
	Consumer Non-Cyclical - Tobacco—0.6%
250,000	Altria Group, Inc., 9.250%, 08/06/2019	264,517

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$3,080,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 3.557%, 08/15/2027	$2,890,359
4,220,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 4.540%, 08/15/2047	3,908,291
	TOTAL	7,063,167
	Energy - Independent—1.5%
3,900,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.450%, 07/15/2024	3,786,085
5,890,000	Canadian Natural Resources Ltd., 5.850%, 02/01/2035	6,645,915
980,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 05/15/2027	942,823
1,500,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	1,523,811
3,400,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/01/2025	3,346,062
440,000	XTO Energy, Inc., 6.375%, 06/15/2038	572,179
775,000	XTO Energy, Inc., 6.750%, 08/01/2037	1,036,280
	TOTAL	17,853,155
	Energy - Integrated—2.0%
1,785,000	BP Capital Markets PLC, 3.119%, 05/04/2026	1,720,980
1,480,000	BP Capital Markets PLC, Company Guarantee, 4.742%, 03/11/2021	1,538,088
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.950%, 04/28/2041	2,132,975
2,100,000	Chevron Corp., Sr. Unsecd. Note, 2.100%, 05/16/2021	2,054,914
2,370,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	2,397,318
4,650,000	Petro-Canada, Bond, 5.350%, 07/15/2033	5,133,564
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	266,770
1,000,000	Petroleos Mexicanos, 6.500%, 06/02/2041	918,150
4,180,000	Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	4,305,400
2,350,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 05/10/2026	2,251,293
660,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 05/10/2046	649,384
	TOTAL	23,368,836
	Energy - Midstream—3.2%
3,190,000	Andeavor Logistics LP, Sr. Unsecd. Note, 4.250%, 12/01/2027	3,152,236
1,652,000	Columbia Pipeline Group Inc., Sr. Unsecd. Note, 4.500%, 06/01/2025	1,670,557
1,000,000	Columbia Pipeline Group Inc., Sr. Unsecd. Note, 5.800%, 06/01/2045	1,119,726
5,730,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	5,915,753
2,137,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	2,035,238
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	2,486,505
830,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	860,101
2,500,000	Kinder Morgan Energy Partners LP, Note, 6.550%, 09/15/2040	2,828,501
1,190,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	1,319,177
3,770,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2028	3,743,508
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 04/15/2038	2,191,474
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 03/01/2047	1,526,917
960,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	915,917
2,150,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	2,078,732
2,300,000	Williams Partners LP, 4.900%, 1/15/2045	2,247,546
3,100,000	Williams Partners LP, 5.250%, 03/15/2020	3,191,156
	TOTAL	37,283,044
	Energy - Oil Field Services—0.4%
700,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	705,993
2,500,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	2,495,702
1,350,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	1,310,597
	TOTAL	4,512,292

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—0.3%
$875,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 09/15/2024	$870,282
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	852,111
1,665,000		Valero Energy Corp., 7.500%, 04/15/2032	2,131,490
		TOTAL	3,853,883
		Financial Institution - Banking—12.2%
2,000,000		Associated Banc-Corp., Sub. Note, 4.250%, 01/15/2025	2,011,830
3,000,000		BB&T Corp., 2.450%, Series MTN, 01/15/2020	2,983,288
2,445,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	2,442,373
3,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.366%, 01/23/2026	3,382,219
2,175,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 04/24/2028	2,105,105
6,395,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 07/21/2023	6,212,150
8,400,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.328%, 10/01/2021	8,228,189
2,230,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 01/20/2028	2,180,795
1,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 04/01/2024	1,880,964
2,100,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 04/21/2025	2,067,922
1,730,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	1,729,209
5,500,000		Capital One Bank, Sub. Note, 3.375%, 02/15/2023	5,384,250
1,200,000		Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,182,503
3,410,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 07/24/2023	3,313,871
990,000		Citigroup, Inc., 4.125%, 07/25/2028	960,552
2,800,000		Citigroup, Inc., 4.300%, 11/20/2026	2,765,645
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 08/09/2020	4,169,885
1,910,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	1,830,608
6,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	5,667,849
3,500,000		Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.150%, 09/28/2022	3,509,642
1,450,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	1,506,018
1,000,000		Comerica, Inc., 3.800%, 07/22/2026	974,054
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	2,547,925
3,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.000%, 04/26/2022	3,194,403
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 04/23/2029	4,018,996
2,375,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 05/01/2029	2,350,801
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	3,361,489
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 02/15/2034	2,463,519
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,811,158
1,480,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.776%, 04/25/2023	1,442,785
4,380,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 01/23/2029	4,179,103
870,000		JPMorgan Chase & Co., Sub. Deb., 8.000%, 04/29/2027	1,099,139
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	728,388
7,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 09/10/2024	7,457,139
3,975,000	[4]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.961%, (3-month USLIBOR +0.640%) 12/01/2021	3,967,238
2,375,000		Morgan Stanley, 4.457%, 04/22/2039	2,371,761
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 01/24/2029	7,240,057
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 07/24/2020	2,083,511
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 04/23/2027	1,447,512
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	4,358,234
2,000,000		PNC Bank, N.A., Series BKNT, 2.150%, 04/29/2021	1,950,822
2,044,465	[3]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	1,250,088
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	887,044
2,700,000		Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.625%, 09/26/2018	2,700,672

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$2,300,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 01/24/2023	$2,251,425
9,750,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 05/22/2028	9,405,233
1,655,000	Wells Fargo & Co., Sub. Note, Series GMTN, 4.900%, 11/17/2045	1,675,182
	TOTAL	142,732,545
	Financial Institution - Broker/Asset Mgr/Exchange—2.1%
2,150,000	CBOE Holdings, Inc., Sr. Unsecd. Note, 3.650%, 01/12/2027	2,091,109
2,500,000	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	2,607,963
4,255,000	FMR LLC, Bond, Series 144A, 7.570%, 06/15/2029	5,522,374
590,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 01/15/2026	590,621
2,250,000	Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 01/15/2027	2,234,699
2,615,000	Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	2,725,469
1,650,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	1,724,888
1,294,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	1,398,324
805,000	Stifel Financial Corp., 4.250%, 07/18/2024	812,159
1,170,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	1,168,408
2,400,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/01/2025	2,391,627
975,000	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	972,381
	TOTAL	24,240,022
	Financial Institution - Finance Companies—1.4%
1,010,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 05/26/2022	995,179
783,000	Discover Bank, Sub., Note, Series BKNT, 8.700%, 11/18/2019	829,092
2,517,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,510,105
2,236,000	GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	2,165,470
7,856,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	7,571,892
2,000,000	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	2,068,321
	TOTAL	16,140,059
	Financial Institution - Insurance - Health—0.5%
740,000	Anthem, Inc., 5.850%, 01/15/2036	833,280
2,000,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.100%, 03/15/2026	1,932,706
1,685,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 07/15/2025	1,703,562
1,145,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 07/15/2045	1,241,166
	TOTAL	5,710,714
	Financial Institution - Insurance - Life—1.8%
2,750,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	3,581,875
3,100,000	Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	2,924,329
1,720,000	Lincoln National Corp., Sr. Note, 7.000%, 06/15/2040	2,218,319
700,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/01/2041	802,961
710,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 06/01/2039	1,121,014
1,000,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2039	1,542,500
700,000	New York Life Insurance Co., Sub. Note, Series 144A, 6.750%, 11/15/2039	946,175
4,000,000	Pacific LifeCorp., Bond, Series 144A, 6.600%, 09/15/2033	4,813,359
1,000,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	1,348,534
1,530,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/01/2037	1,944,264
	TOTAL	21,243,330
	Financial Institution - Insurance - P&C—1.2%
1,210,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	1,177,713
920,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 08/15/2020	964,846
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 04/15/2042	1,236,838
2,880,000	Liberty Mutual Group, Inc., 4.850%, Series 144A, 08/01/2044	2,956,909

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$850,000	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.000%, 06/01/2021	$880,041
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	5,411,064
1,000,000	USF&G Corp., 8.312%, 07/01/2046	1,403,073
	TOTAL	14,030,484
	Financial Institution - REIT - Apartment—0.7%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	2,098,063
2,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	1,981,918
2,160,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	2,137,158
920,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 01/10/2022	947,801
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	1,487,175
	TOTAL	8,652,115
	Financial Institution - REIT - Healthcare—0.5%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 06/01/2025	1,241,323
500,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	502,115
1,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	1,042,936
2,300,000	Healthcare Trust of America, 3.700%, 04/15/2023	2,266,799
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	1,143,149
	TOTAL	6,196,322
	Financial Institution - REIT - Office—0.4%
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2028	1,525,872
1,450,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	1,465,281
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 01/15/2025	2,295,873
	TOTAL	5,287,026
	Financial Institution - REIT - Other—0.3%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 06/15/2025	2,242,385
1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	1,919,930
	TOTAL	4,162,315
	Financial Institution - REIT - Retail—0.9%
380,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	375,409
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	1,672,925
2,600,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	2,599,338
1,700,000	Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	1,745,126
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 09/01/2026	1,691,191
2,300,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/01/2023	2,258,965
	TOTAL	10,342,954
	Sovereign—0.1%
1,100,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	1,136,762
	Technology—3.5%
2,840,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	2,802,810
920,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	918,622
2,460,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 01/15/2027	2,303,865
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	1,420,451
1,250,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.020%, 06/15/2026	1,326,221
1,565,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 8.350%, 07/15/2046	1,922,088
1,620,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 06/01/2026	1,489,876
285,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 06/15/2023	285,366
2,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	1,990,443
1,265,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	1,268,689
2,500,000	Fiserv, Inc., Sr. Unsecd. Note, 3.850%, 06/01/2025	2,489,688

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.750%, 06/15/2025	$1,589,358
1,240,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	1,249,001
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,063,067
2,540,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	2,512,571
3,325,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	3,389,512
1,000,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 08/08/2026	931,096
1,290,000	Microsoft Corp., Sr. Unsecd. Note, 3.700%, 08/08/2046	1,246,250
2,100,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 04/15/2025	2,070,031
1,460,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 01/30/2023	1,404,453
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/01/2040	925,078
1,420,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 06/01/2028	1,445,331
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	460,762
1,380,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	1,402,023
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	2,615,581
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 06/15/2025	198,672
	TOTAL	40,720,905
	Transportation - Railroads—0.9%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	3,712,375
289,075	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 01/02/2021	300,277
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 02/01/2025	2,174,564
1,325,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 05/15/2023	1,281,347
2,060,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 05/01/2048	2,064,962
810,000	Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 02/01/2055	716,370
	TOTAL	10,249,895
	Transportation - Services—0.9%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 03/15/2042	4,942,129
950,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	945,558
3,300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.400%, 11/15/2026	3,107,830
1,750,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	1,749,229
	TOTAL	10,744,746
	Utility - Electric—4.4%
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 02/15/2026	965,513
2,500,000	American Electric Power Co. Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,364,464
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,812,564
1,233,000	Consolidated Edison Co., 4.625%, 12/01/2054	1,279,175
400,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 09/01/2021	383,504
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	1,102,387
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 09/01/2046	1,194,720
100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 08/15/2038	128,729
1,950,000	EDP Finance BV, Sr Unsecured Note, Series 144A, 3.625%, 07/15/2024	1,884,519
5,000,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 07/22/2067	4,958,750
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 06/15/2026	799,584
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 06/15/2046	1,283,940
750,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.750%, 05/25/2047	720,420
4,100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	4,188,109
900,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/01/2041	922,420
1,320,000	Fortis, Inc., Sr. Unsecd. Note, 2.100%, 10/04/2021	1,264,169
2,350,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/04/2026	2,174,416
1,055,000	Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	1,084,616

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$3,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 05/15/2037	$3,683,077
1,152,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	1,166,190
3,080,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 05/01/2027	2,999,845
3,100,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	3,085,625
1,500,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	1,498,336
1,080,000		NiSource Finance Corp., Sr. Unsecd. Note, 2.650%, 11/17/2022	1,042,470
715,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	708,677
850,000		PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 09/15/2021	865,474
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.500%, 11/01/2018	201,101
3,185,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	3,001,279
2,000,000		Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/01/2026	1,854,497
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	2,518,684
		TOTAL	51,137,254
		Utility - Natural Gas—1.0%
195,000		Atmos Energy Corp., 8.500%, 03/15/2019	200,832
2,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	2,580,317
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/01/2021	2,494,333
2,700,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	2,653,741
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,538,784
2,230,000		Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2024	2,243,190
		TOTAL	11,711,197
		Utility - Natural Gas Distributor—0.1%
815,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/01/2046	744,454
		TOTAL CORPORATE BONDS (IDENTIFIED COST $858,113,533)	859,199,633
		MORTGAGE-BACKED SECURITIES—0.0%
925		Federal Home Loan Mortgage Corp. Pool C00702, 6.000%, 01/1/2029	1,006
1,047		Federal Home Loan Mortgage Corp. Pool C00748, 6.000%, 04/1/2029	1,142
414		Federal Home Loan Mortgage Corp. Pool C20263, 6.000%, 01/1/2029	451
925		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 05/1/2029	1,023
1,609		Federal National Mortgage Association Pool 323159, 7.500%, 04/1/2028	1,796
968		Federal National Mortgage Association Pool 421223, 7.000%, 05/1/2028	1,073
11,911		Federal National Mortgage Association Pool 439947, 6.500%, 11/1/2028	13,093
6,721		Federal National Mortgage Association Pool 489867, 6.500%, 03/1/2029	7,380
984		Government National Mortgage Association Pool 449491, 7.500%, 12/15/2027	1,108
702		Government National Mortgage Association Pool 486467, 7.000%, 30 Year, 08/15/2028	784
1,849		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,006
1,123		Government National Mortgage Association Pool 780373, 7.000%, 12/15/2023	1,201
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $29,181)	32,063
		MUNICIPAL BONDS—0.5%
		Municipal Services—0.5%
4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 01/01/2042	4,356,513
1,535,000		Tampa, FL Sports Authority, 8.020%, (GTD by National Public Finance Guarantee Corporation), 10/01/2026	1,730,237
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,274,955)	6,086,750
		COMMON STOCK—0.0%
		Energy - Refining—0.0%
20,487	[1,3]	MLR Petroleum LLC (IDENTIFIED COST $5,217)	0

Principal Amount or Shares			Value
		PREFERRED STOCKS—0.5%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[1,2,3]	Lehman Brothers Holdings, Pfd., Series D, 5.670%	$1,300
		Financial Institution - REIT - Other—0.5%
80,000		Prologis, Inc., Series Q PF, REIT Perpetual Pfd. Stock, 8.540%	5,170,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,171,300
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$117,935		Federal Home Loan Mortgage Corp. REMIC 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $115,674)	123,718
		INVESTMENT COMPANIES—25.1%
931,882		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.09%[5]	932,068
46,850,955		High Yield Bond Portfolio	292,818,471
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $373,235,275)	293,750,539
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $1,241,759,125)	1,164,364,003
		OTHER ASSETS AND LIABILITIES - NET—0.6%[6]	7,446,487
		TOTAL NET ASSETS—100%	$1,171,810,490
At August 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[1]United States Treasury Notes 10-Year Short Futures	85	$10,222,578	December 2018	$(2,032)
The average notional value of short futures contracts held by the Fund throughout the period was $20,319,992. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2018, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2017	20,829,557	50,048,416	70,877,973
Purchases/Additions	133,123,850	—	133,123,850
Sales/Reductions	(153,021,525)	(3,197,461)	(156,218,986)
Balance of Shares Held 8/31/2018	931,882	46,850,955	47,782,837
Value	$932,068	$292,818,471	$293,750,539
Change in Unrealized Appreciation/Depreciation	$186	$3,924,530	$3,924,716
Net Realized Gain/(Loss)	$501	$(11,916,405)	$(11,915,904)
Dividend Income	$146,116	$14,076,227	$14,222,343
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2018.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$857,949,545	$1,250,088	$859,199,633
Mortgage-Backed Securities	—	32,063	—	32,063
Municipal Bonds	—	6,086,750	—	6,086,750
Collateralized Mortgage Obligation	—	123,718	—	123,718
Equity Securities:
Common Stocks
Domestic	—	—	0	0
Preferred Stocks
Domestic	5,170,000	—	1,300[1]	5,171,300
Investment Companies[2]	932,068	—	—	293,750,539
TOTAL SECURITIES	$6,102,068	$864,192,076	$1,251,388	$1,164,364,003
Other Financial Instruments[3]
Assets	$—	$—	$—	$—
Liabilities	(2,032)	—	—	(2,032)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,032)	$—	$—	$(2,032)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	As permitted by U.S. generally accepted accounting principles, Investment Company valued at $292,818,471 is measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but is included in the Total column. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
3	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GO	—General Obligation
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018